Debt - Summary of Senior Notes Outstanding (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 564,030,102	$ 628,382,956
U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	159,533,549	186,531,417
Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	51,656,585	51,282,881
Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	167,396,781	224,928,934
Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	61,268,846	59,993,720
Japanese yen [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,325,617	2,511,701
Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	20,286,578	32,533,191
Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	3,776,051	4,078,453
Senior Notes 1 [member] | U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	159,533,549	186,531,417
Senior Notes 1 [member] | Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	51,656,585	51,282,881
Senior Notes 1 [member] | Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	167,396,781	183,988,456
Senior Notes 1 [member] | Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	61,268,846	59,993,720
Senior Notes 1 [member] | Japanese yen [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,325,617	2,511,701
Senior Notes 1 [member] | Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	20,286,578	32,533,191
Senior Notes 1 [member] | Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 3,776,051	$ 4,078,453